Other Liabilities, Provisions, Contingencies and Commitments - Nature and Amount of Loss Contingencies (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Provisions	$ 9,928	$ 12,855
Indirect taxes [member]
Disclosure of financial liabilities [line items]
Provisions	5,421	6,836	$ 11,065	$ 1,725
Labor [member]
Disclosure of financial liabilities [line items]
Provisions	2,601	2,723	2,578	1,372
Legal [member]
Disclosure of financial liabilities [line items]
Provisions	$ 1,906	$ 3,296	$ 2,785	$ 318